T. ROWE PRICE Global Growth Stock Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.4%
Common Stocks 1.4%
Grupo Financiero Galicia, ADR (USD)  84,906 5,729
Grupo Financiero Galicia, Rights, 2/20/25 (USD) (1) 1,005 14
MercadoLibre (USD) (1) 5,276 10,142
Total Argentina (Cost $7,457) 15,885
BRAZIL 0.7%
Common Stocks 0.7%
NU Holdings, Class A (USD) (1) 633,907 8,393
Total Brazil (Cost $3,869) 8,393
CANADA 1.6%
Common Stocks 1.6%
Brookfield  56,701 3,467
National Bank of Canada (2) 9,840 873
Shopify, Class A (USD) (1) 79,747 9,315
West Fraser Timber  45,398 3,936
Total Canada (Cost $9,984) 17,591
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD) (1)(3)(4) 24,387 6,599
Total Cayman Islands (Cost $1,202) 6,599
CHINA 2.6%
Common Stocks 2.2%
Alibaba Group Holding (HKD)  141,268 1,733
BYD, Class H (HKD)  38,500 1,353
China Resources Mixc Lifestyle Services (HKD)  921,200 3,488
KE Holdings, ADR (USD)  123,700 2,156
PDD Holdings, ADR (USD) (1) 41,768 4,674
Tencent Holdings (HKD)  167,800 8,829
Xiaomi, Class B (HKD) (1) 402,400 2,017
24,250

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Common Stocks - China A Shares 0.4%
Contemporary Amperex Technology, A Shares (CNH)  46,000 1,633
Hongfa Technology, A Shares (CNH)  687,600 3,256
4,889
Total China (Cost $25,329) 29,139
FRANCE 1.6%
Common Stocks 1.6%
Airbus  37,767 6,533
Eurofins Scientific  63,909 3,429
Sartorius Stedim Biotech  19,682 4,538
Schneider Electric  13,186 3,344
Total France (Cost $13,613) 17,844
GERMANY 3.2%
Common Stocks 3.1%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(3)
(4) 1,795 363
Deutsche Telekom  186,329 6,251
Hannover Rueck  16,587 4,371
Infineon Technologies  99,343 3,266
SAP  36,771 10,133
Siemens  44,432 9,525
Zalando (1) 36,521 1,361
35,270
Convertible Preferred Stocks 0.1%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,668 (USD) (1)(3)(4) 7,214 1,456
1,456
Total Germany (Cost $27,065) 36,726
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  323,000 2,271
Total Hong Kong (Cost $2,162) 2,271

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
INDIA 3.0%
Common Stocks 3.0%
Astral  130,393 2,266
Axis Bank  355,729 4,031
Container Corp. of India  197,914 1,776
Godrej Consumer Products  216,043 2,788
HDFC Bank  147,242 2,882
JSW Energy  484,598 2,833
Kotak Mahindra Bank  310,922 6,800
Larsen & Toubro  104,539 4,289
Reliance Industries  154,620 2,250
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(3)(4) 821 —
United Spirits  141,167 2,315
Zomato (1) 765,561 1,939
34,169
Convertible Preferred Stocks 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 -
4/29/21, Cost $6,343 (1)(3)(4) 1,977 —
—
Total India (Cost $34,761) 34,169
INDONESIA 2.9%
Common Stocks 2.9%
Bank Central Asia  11,245,700 6,497
Bank Mandiri Persero  18,224,600 6,696
Bank Rakyat Indonesia Persero  2,661,700 687
Cisarua Mountain Dairy  15,979,800 4,810
Mayora Indah  16,895,500 2,538
Sumber Alfaria Trijaya  65,094,800 11,460
Total Indonesia (Cost $22,831) 32,688
ITALY 0.2%
Common Stocks 0.2%
PRADA (HKD)  358,400 2,873
Total Italy (Cost $2,258) 2,873

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 2.6%
Common Stocks 2.6%
Calbee  178,900 3,411
Chugai Pharmaceutical  108,400 4,673
Keyence  13,800 5,944
Mitsui  105,500 2,088
Nippon Sanso Holdings (2) 47,700 1,351
Recruit Holdings  116,500 8,131
Renesas Electronics (1) 242,100 3,243
Tokyo Seimitsu  4,600 218
Total Japan (Cost $22,865) 29,059
MEXICO 0.3%
Common Stocks 0.3%
Grupo Mexico, Series B  746,041 3,642
Total Mexico (Cost $3,862) 3,642
NETHERLANDS 1.2%
Common Stocks 1.2%
Adyen (1) 3,356 5,417
Argenx, ADR (USD) (1) 3,465 2,270
ASML Holding (USD)  5,435 4,018
BE Semiconductor Industries (2) 16,935 2,160
Total Netherlands (Cost $6,924) 13,865
NIGERIA 0.0%
Common Stocks 0.0%
Nestle Nigeria (1) 461,084 303
Total Nigeria (Cost $980) 303
PERU 0.7%
Common Stocks 0.7%
Credicorp (USD)  14,400 2,637
InRetail Peru (USD)  189,064 5,851
Total Peru (Cost $6,994) 8,488

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 2.1%
Common Stocks 2.1%
Ayala  787,380 7,330
BDO Unibank  3,794,667 8,933
SM Investments  560,696 7,470
Total Philippines (Cost $23,894) 23,733
PORTUGAL 0.3%
Common Stocks 0.3%
Galp Energia  189,997 3,180
Total Portugal (Cost $2,546) 3,180
SAUDI ARABIA 0.5%
Common Stocks 0.5%
Al Rajhi Bank  211,416 5,576
Total Saudi Arabia (Cost $4,734) 5,576
SINGAPORE 0.8%
Common Stocks 0.8%
Sea, ADR (USD) (1)(2) 43,969 5,355
Trip.com Group, ADR (USD) (1) 47,800 3,354
Total Singapore (Cost $3,754) 8,709
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Naspers, Class N  4,051 854
Total South Africa (Cost $567) 854
SOUTH KOREA 0.4%
Common Stocks 0.4%
Samsung Electronics  31,547 1,127
SK Hynix  21,481 2,892
Total South Korea (Cost $3,948) 4,019

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 1.1%
Common Stocks 1.1%
Partners Group Holding  2,582 3,922
Roche Holding  10,984 3,453
Sonova Holding  15,025 5,242
Total Switzerland (Cost $12,307) 12,617
TAIWAN 1.7%
Common Stocks 1.7%
Taiwan Semiconductor Manufacturing  358,000 11,948
Taiwan Semiconductor Manufacturing, ADR (USD)  36,038 7,543
Total Taiwan (Cost $12,392) 19,491
UNITED KINGDOM 2.6%
Common Stocks 2.3%
AstraZeneca, ADR (USD) (2) 89,200 6,312
Experian  91,644 4,514
London Stock Exchange Group  29,982 4,462
Prudential  579,573 4,823
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(3)(4) 100,647 976
Unilever, ADR (USD)  90,054 5,167
26,254
Convertible Preferred Stocks 0.3%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $2,406 (USD) (1)(3)(4) 168,674 1,636
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523 (1)(3)(4) 77,036 1,160
2,796
Total United Kingdom (Cost $24,891) 29,050
UNITED STATES 64.3%
Common Stocks 59.9%
Advanced Micro Devices (1) 38,716 4,489
Allstate  22,791 4,383
Alnylam Pharmaceuticals (1)(2) 6,300 1,709
Alphabet, Class C  154,972 31,862

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Amazon.com (1) 165,420 39,317
Amphenol, Class A  90,751 6,423
Apollo Global Management (2) 41,486 7,093
Apple  193,401 45,643
Ares Management, Class A  33,969 6,733
Bank of America  361,626 16,743
Boeing (1) 11,596 2,047
Booz Allen Hamilton Holding  24,916 3,214
Broadcom  31,198 6,903
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134 (1)
(3)(4) 1,839 2,434
Carvana (1) 16,500 4,083
Charles Schwab  137,065 11,338
Chubb  19,023 5,172
Cigna Group  20,127 5,922
Citigroup  114,985 9,363
Colgate-Palmolive  41,236 3,575
ConocoPhillips  51,829 5,122
Constellation Energy  15,095 4,528
Coupang (1) 167,471 3,937
Crowdstrike Holdings, Class A (1) 10,700 4,259
CSX  199,661 6,563
Danaher  28,221 6,286
Elevance Health  2,670 1,057
Eli Lilly  24,463 19,842
Entegris  24,200 2,457
EOG Resources  33,057 4,158
Epic Games, Acquisition Date: 6/18/20, Cost $3,100 (1)(3)
(4) 5,386 3,432
EQT  143,372 7,329
Exxon Mobil  40,000 4,273
FedEx  4,096 1,085
Fifth Third Bancorp  153,139 6,786
Fiserv (1) 38,012 8,212
Freeport-McMoRan  120,554 4,322
GE Vernova  7,300 2,722
General Electric (2) 43,686 8,893
HF Sinclair  87,600 3,161
Home Depot  8,744 3,602
Hubbell  10,177 4,305
HubSpot (1) 9,316 7,262
Huntington Bancshares  392,951 6,759
IDEX  13,951 3,129
Intuit  8,539 5,136

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Intuitive Surgical (1) 18,521 10,592
Kenvue  118,627 2,526
Keysight Technologies (1)(2) 16,420 2,929
KKR  43,074 7,196
Las Vegas Sands  6,786 311
Linde  16,711 7,455
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(3)(4) 2,372 —
Marriott International, Class A  18,542 5,388
Marsh & McLennan  22,738 4,931
Martin Marietta Materials  6,247 3,399
Mastercard, Class A  18,603 10,333
McKesson  3,324 1,977
Meta Platforms, Class A  44,165 30,438
MetLife  96,764 8,371
Microsoft  100,217 41,596
Natera (1) 10,900 1,929
Netflix (1) 10,753 10,503
NextEra Energy (2) 63,116 4,517
NVIDIA  287,579 34,530
Old Dominion Freight Line  21,842 4,054
Pinterest, Class A (1)(2) 75,259 2,481
Procter & Gamble  30,095 4,996
Reliance  10,213 2,957
Rockwell Automation  10,213 2,844
Roper Technologies  17,688 10,182
Salesforce  15,512 5,301
Samsara, Class A (1) 81,345 4,189
Schlumberger  85,375 3,439
ServiceNow (1) 7,744 7,886
Steel Dynamics  44,662 5,726
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859 (1)(3)(4) 32,874 904
Stryker  26,377 10,321
Synopsys (1) 13,030 6,847
TechnipFMC  129,596 3,894
Teledyne Technologies (1) 11,449 5,854
Tesla (1) 36,254 14,668
Thermo Fisher Scientific  10,317 6,167
Tradeweb Markets, Class A  30,744 3,901
UnitedHealth Group  8,272 4,488
Vertex Pharmaceuticals (1) 3,700 1,708
Walmart  68,311 6,705
Waste Connections  29,540 5,429

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Welltower, REIT  27,900 3,808
Workday, Class A (1) 6,517 1,708
676,441
Convertible Preferred Stocks 4.4%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150 (1)(3)(4) 88 116
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (1)(3)(4) 10 13
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $1,107 (1)(3)(4) 15,066 1,394
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(3)(4) 344,903 3,204
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(3)(4) 137,791 6,034
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)
(3)(4) 79,700 1,738
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(3)(4) 12,400 270
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(3)(4) 84,400 5,002
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $1,879 (1)(3)(4) 39,374 2,334
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(3)(4) 621,837 10,702
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $296 (1)(3)(4) 17,192 296
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)
(3)(4) 20,496 401
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $1,562 (1)
(3)(4) 7,659 14,169
Waymo, Series A-2, Acquisition Date: 5/8/20,
Cost $2,587 (1)(3)(4) 30,126 3,192
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)
(3)(4) 2,283 244
49,109
Total United States (Cost $425,186) 725,550
VIETNAM 3.1%
Common Stocks 3.1%
Asia Commercial Bank  8,469,865 9,130
Bank for Foreign Trade of Vietnam (1) 1,198,000 4,422
FPT  1,503,197 9,157
Military Commercial Joint Stock Bank  8,855,412 8,047

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Phu Nhuan Jewelry  1,106,900 4,381
Total Vietnam (Cost $24,872) 35,137
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.44% (5)(6) 1,754,481 1,754
Total Short-Term Investments (Cost $1,754) 1,754
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.44% (5)(6) 13,000,954 13,001
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 13,001
Total Securities Lending Collateral (Cost $13,001) 13,001
Total Investments in Securities  101.2%
(Cost $746,002) $ 1,142,206
Other Assets Less Liabilities (1.2)% (13,346)
Net Assets 100.0% $ 1,128,860
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2025.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $68,069 and represents 6.0% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Global Growth Stock Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 6++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 877  ¤  ¤ $ 14,755
Total $ 14,755^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,755.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Growth Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2025, totaled $8,484,000 for the period ended January 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 746,736 $ 312,646 $ 8,109 $ 1,067,491
Convertible Preferred Stocks — — 59,960 59,960
Short-Term Investments 1,754 — — 1,754
Securities Lending Collateral 13,001 — — 13,001
Total $ 761,491 $ 312,646 $ 68,069 $ 1,142,206
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
1/31/25
Investment in Securities
Common Stocks $ 8,058 $ 51 $ — $ 8,109
Convertible Preferred Stocks 51,231 8,433 296 59,960
Total $ 59,289 $ 8,484 $ 296 $ 68,069

T. ROWE PRICE Global Growth Stock Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 8,109 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
illiquidity
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.9x
- 14.0x
8.3x Increase
Sales growth
rate
(5%)
- 29%
10% Increase
Enterprise
value to gross
profit multiple
6.6x
- 17.4x
10.5x Increase
Gross profit
growth rate
(5%)
- 29%
10% Increase
Premium to
public company
multiples
1%
- 84%
39% Increase
Discount for
illiquidity
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 59,960 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
6.6x
- 17.4x
12.3x Increase

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
16%
- 29%
17% Increase
Enterprise
value to sales
multiple
2.2x
- 51.9x
12.9x Increase
Sales growth
rate
17%
- 104%
56% Increase
Enterprise
value to gross
merchandise
value
0.7x
- 0.8x
0.8x Increase
Gross
merchandise
value growth
rate
8% 8% Increase
Enterprise
value to
EBITDA
multiple
11.3x
- 35.9x
22.6x Increase
EBITDA growth
rate
84% 84% Increase
Enterprise
value to EBIT
multiple
10.2x
- 14.3x
12.4x Increase
EBIT growth
rate
27% 27% Increase
Premium to
public company
multiples
25%
- 49%
47% Increase
Discount to
public company
multiples
15%
- 25%
18% Decrease
Discount rate
for cost of
capital
25%
- 38%
28% Decrease

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
illiquidity
100% 100% Decrease
Discount for
uncertainty
10%
- 75%
43% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F174-054Q1 01/25